Stock-Based Compensation and Benefit Plans - Summary of Shares Issuable Pursuant to Options Granted (Details)	12 Months Ended
Dec. 31, 2016 shares
2010 EIP [Member]
Options granted, Maximum	45,000
Options granted, Outstanding	7,523
Options granted, Exercisable	7,523
2014 SIP [Member]
Options granted, Maximum	101,442
Options granted, Outstanding	58,662
Options granted, Exercisable	37,334
2016 SIP [Member]
Options granted, Maximum	600,000
Options granted, Outstanding	55,206
Options granted, Exercisable	18,408
Issued Outside of Plans [Member]
Options granted, Maximum
Options granted, Outstanding	216,455
Options granted, Exercisable	158,460
Shares Issuable Pursuant to Options Granted [Member]
Options granted, Maximum
Options granted, Outstanding	337,846
Options granted, Exercisable	221,725